Schedule of expected reclassifications to the statement of income of cumulative losses (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	[1]	$ (1,640)	$ 4,443	$ 781	$ 1,001
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2022		393,121		393,121
Hedging instruments [member]
IfrsStatementLineItems [Line Items]
Ending balance							$ 64,626
Hedging instruments [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Ending balance							338,509
Nonderivative Financial Instruments [member]
IfrsStatementLineItems [Line Items]
Ending balance		64,626		64,626			72,640
Additional hedging relationships designated, designations revoked and hedging instruments re-designated						$ 6,162
Exports affecting the statement of income						(5,794)
Principal repayments / amortization						(8,382)
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2022		75,052		75,052
Nonderivative Financial Instruments [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Ending balance		$ 338,509		$ 338,509			$ 405,370
Additional hedging relationships designated, designations revoked and hedging instruments re-designated						32,036
Exports affecting the statement of income						(29,264)
Principal repayments / amortization						(42,533)
Foreign exchange gain (loss)						$ (27,100)

[1]	For more information, see notes 27.3a and 27.3c.